INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 24	$ 32	$ 0
Finished goods	42	42	0
Inventories	$ 66	$ 74	$ 0